Share-Based Compensation - Stock Option Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	14,661,000	16,822,000
Shares granted in period (in shares)	259,000
Exercised (in shares)	(472,000)	(1,968,000)
Cancelled/forfeited (in shares)	(93,000)	(191,000)
Ending balance (in shares)	14,355,000	14,661,000	16,822,000
Vested and expected to vest (in shares)	14,355,000	14,661,000	16,822,000
Exercisable (in shares)	11,303,000	11,203,000	10,845,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (usd per share)	$ 1.48	$ 1.50
Granted (usd per share)	9.97
Exercised (usd per share)	1.59	1.60
Cancelled/forfeited (usd per share)	1,180	2,200
Ending balance (usd per share)	1.63	1.48	$ 1.50
Vested and expecting to vest (usd per share)	1.63	1.48	1.50
Exercisable (usd per share)	$ 1.44	$ 1.44	$ 1.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted average remaining contractual term	5 years 9 months 21 days	5 years 9 months 18 days	6 years 1 month 28 days
Vested and expecting, Weighted average remaining contractual term	5 years 9 months 21 days	5 years 9 months 18 days	6 years 1 month 28 days
Exercisable, Weighted average remaining contractual term	5 years 3 months	5 years 1 month 24 days	4 years 10 months 6 days
Granted, Weighted average remaining contractual term	0 years
Exercised, Weighted average remaining contractual term	0 years
Cancelled/forfeited, Weighted average remaining contractual term	0 years
Outstanding, Aggregate intrinsic value	$ 33,903	$ 58,565	$ 27,796
Vested and expecting to vest, Aggregate intrinsic value	33,903	58,565	27,796
Exercisable, Aggregate intrinsic value	27,650	45,204	$ 18,499
Granted, Aggregate intrinsic value	34
Exercised, Aggregate intrinsic value	1,827	3,520
Cancelled/forfeited, Aggregate intrinsic value	$ 673	$ 218
Adjusted Balance, After Ratio Conversion
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	14,661,000
Ending balance (in shares)		14,661,000
Vested and expected to vest (in shares)		14,661,000
Exercisable (in shares)		11,203,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (usd per share)	$ 1.48
Ending balance (usd per share)		$ 1.48
Vested and expecting to vest (usd per share)		1.48
Exercisable (usd per share)		$ 1.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted average remaining contractual term		5 years 9 months 18 days
Vested and expecting, Weighted average remaining contractual term		5 years 9 months 18 days
Exercisable, Weighted average remaining contractual term		5 years 1 month 24 days
Outstanding, Aggregate intrinsic value		$ 58,565
Vested and expecting to vest, Aggregate intrinsic value		58,565
Exercisable, Aggregate intrinsic value		$ 45,204